LONGTERM INVESTMENTS (Details)	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares
Statement [Line Items]
Volatility	100.00%
Risk Free Interest Rate	1.75%
Dividend Yield	0.00%
WarrantsCAD Thirty [member]
Statement [Line Items]
Share Price	$ 0.32
Exercise Price	$ 0.23
Volatility	100.00%
Risk Free Interest Rate	3.10%
Dividend Yield	0.00%
Expected term in years	7 months 6 days
Fair Value	$ 0.13
Quantity Owned | $	$ 1,666,667
Fair Value Warrant | $	$ 222,000
WarrantsCAD One [member]
Statement [Line Items]
Share Price	$ 0.32
Exercise Price	$ 0.78
Volatility	100.00%
Risk Free Interest Rate	3.10%
Dividend Yield	0.00%
Expected term in years	7 months 6 days
Fair Value	$ 0.02
Quantity Owned | $	$ 333,333
Fair Value Warrant | $	$ 8,000